Basis of Presentation (Tables)	12 Months Ended
Aug. 31, 2018
Basis of Presentation [Abstract]
Estimated useful life
Depreciation is provided on a straight-line basis over the estimated useful lives of the asset as follows:

Term
Land improvements	15 years
Buildings	20 to 60 years
Equipment	3 to 15 years
Leasehold improvements	The lesser of useful life and remaining lease term